DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

(In thousands)	Maturity Date	As of December 31, 2025	As of December 31, 2024
Term Loans	November 2028	$151,325	$—
2022 Term Loan	July 2026	—	153,125
Note Payable	May 2026	771	830
2022 Revolving Credit Facility	July 2026	—	15,000
Unamortized debt discount		(12,184)	—
Unamortized debt issuance costs		(3,389)	(2,339)
Net carrying amount		$136,523	$166,616
Less: Current portion of long-term debt		(771)	(29,479)
Total long-term portion		$135,752	$137,137

Schedule of Maturities of Long-Term Debt
Scheduled maturities under the Company’s Lumina Credit Agreement and the Note Payable as of December 31, 2025, are as follows:
(In thousands)

Year Ending December 31,	Amount
2026	$771
2027	—
2028	151,325
2029	—
2030	—
Total unpaid principal	$152,096